Schedule of Investments (unaudited) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$128	$126,958
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	130	127,560
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	50	49,411
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	220	217,850
Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.74%, 01/15/26	240	237,670
Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.94%, 02/15/24	64	64,244
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	232	229,540
Series 2021-3, Class B, 0.76%, 02/26/29	237	232,984
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 02/17/26	110	109,264
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	191,979
Upstart Securitization Trust(a)
Series 2021-1, Class A, 0.87%, 03/20/31	62	61,930
Series 2021-2, Class A, 0.91%, 06/20/31	177	175,576
Series 2021-3, Class A, 0.83%, 07/20/31	108	106,801
Series 2021-4, Class A, 0.84%, 09/20/31	271	267,252
Series 2021-5, Class A, 1.31%, 11/20/31	90	88,960

Total Asset-Backed Securities — 3.1% (Cost: $2,318,753)		2,287,979

Corporate Bonds

Aerospace & Defense — 0.9%
3M Co.
2.65%, 04/15/25	75	76,180
3.05%, 04/15/30	340	348,030
4.00%, 09/14/48	30	32,054
BWX Technologies, Inc., 4.13%, 04/15/29(a)	75	72,750
Carlisle Cos., Inc., 2.75%, 03/01/30	100	96,960
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	25	27,598

		653,572

Airlines — 0.1%
Delta Air Lines, Inc., 7.38%, 01/15/26	50	56,118

Auto Components — 0.1%
Aptiv PLC
5.40%, 03/15/49	60	70,455
3.10%, 12/01/51	40	33,803

		104,258

Automobiles — 0.1%
Cummins, Inc., 2.60%, 09/01/50	30	24,854
Daimler Finance North America LLC, 8.50%, 01/18/31	15	21,183

		46,037

Banks — 1.7%
Bank of Montreal, (5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	25,656
Canadian Imperial Bank of Commerce, 1.00%, 10/18/24	30	28,997
Comerica, Inc., 4.00%, 02/01/29	50	53,610
HSBC USA, Inc., 3.50%, 06/23/24	100	102,948

Security	Par (000)	Value

Banks (continued)
ING Groep NV
3.15%, 03/29/22	$200	$200,365
3.55%, 04/09/24	400	410,486
Royal Bank of Canada
0.75%, 10/07/24	90	86,902
2.25%, 11/01/24	25	25,003
SVB Financial Group
3.50%, 01/29/25	75	77,240
3.13%, 06/05/30	50	50,263
1.80%, 02/02/31	80	72,402
Toronto-Dominion Bank, 0.30%, 06/02/23	100	98,373

		1,232,245

Beverages — 1.5%
Ball Corp., 2.88%, 08/15/30	15	13,707
Coca-Cola Co., 2.50%, 03/15/51	20	17,134
Diageo Capital PLC
2.13%, 10/24/24	200	200,149
2.00%, 04/29/30	200	188,573
2.13%, 04/29/32	550	516,141
Keurig Dr Pepper, Inc., 4.60%, 05/25/28	25	27,277
PepsiCo, Inc.
2.63%, 03/19/27	80	81,783
3.00%, 10/15/27	50	51,626
2.88%, 10/15/49	25	23,658

		1,120,048

Biotechnology — 0.0%
Gilead Sciences, Inc., 0.75%, 09/29/23	30	29,564

Building Materials — 1.8%
Boise Cascade Co., 4.88%, 07/01/30(a)	150	150,514
Carrier Global Corp.
2.72%, 02/15/30	90	87,526
3.38%, 04/05/40	110	103,386
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	100	101,729
Johnson Controls International PLC
3.63%, 07/02/24(c)	540	555,900
4.63%, 07/02/44	50	56,211
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	35	31,896
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	100	93,640
Martin Marietta Materials, Inc.
2.40%, 07/15/31	90	84,300
3.20%, 07/15/51	30	26,724
Owens Corning, 3.88%, 06/01/30	50	52,269

		1,344,095

Building Products — 0.4%
Allegion PLC, 3.50%, 10/01/29	25	25,406
Home Depot, Inc.
3.30%, 04/15/40	50	50,020
3.35%, 04/15/50	50	48,897
2.38%, 03/15/51	50	41,133
Lowe’s Cos., Inc., 3.50%, 04/01/51	95	89,977

		255,433

Capital Markets — 1.5%
Ares Capital Corp.
2.15%, 07/15/26	280	264,155
2.88%, 06/15/27	80	76,365
Barings BDC, Inc., 3.30%, 11/23/26(a)	35	33,249

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	$90	$82,936
Brookfield Finance, Inc.
4.85%, 03/29/29	100	109,701
4.70%, 09/20/47	20	21,813
FS KKR Capital Corp.
3.40%, 01/15/26	100	98,224
2.63%, 01/15/27	125	117,961
3.13%, 10/12/28	100	92,911
Golub Capital BDC, Inc., 2.50%, 08/24/26	40	37,892
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	75	69,562
Invesco Finance PLC, 3.75%, 01/15/26	25	26,138
Northern Trust Corp., 3.15%, 05/03/29	50	52,171
State Street Corp., (SOFR + 2.69%), 2.83%, 03/30/23(b)	40	40,035

		1,123,113

Chemicals — 0.8%
Albemarle Corp., 4.15%, 12/01/24	50	52,160
DuPont de Nemours, Inc., 5.42%, 11/15/48	10	12,550
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	151,639
Methanex Corp., 5.25%, 12/15/29	25	25,250
Mosaic Co., 5.45%, 11/15/33	10	11,792
PPG Industries, Inc.
1.20%, 03/15/26	100	95,456
2.55%, 06/15/30	100	97,564
Sherwin-Williams Co., 3.30%, 05/15/50	78	71,364
WESCO Distribution, Inc., 7.25%, 06/15/28(a)	50	53,683

		571,458

Commercial Services & Supplies(a) — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29	75	71,182
ASGN, Inc., 4.63%, 05/15/28	150	148,125

		219,307

Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	10	11,728

Construction & Engineering — 0.0%
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	10	9,512

Construction Materials(a) — 0.2%
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31	75	74,518
Williams Scotsman International, Inc., 4.63%, 08/15/28	100	98,625

		173,143

Consumer Discretionary — 1.1%
Quanta Services, Inc.
0.95%, 10/01/24	95	91,743
2.35%, 01/15/32	85	77,158
3.05%, 10/01/41	45	39,252
RELX Capital, Inc., 3.00%, 05/22/30	600	600,496
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	15	16,570

		825,219

Consumer Finance — 1.4%
American Express Co., 3.63%, 12/05/24	25	25,920
Automatic Data Processing, Inc.
1.70%, 05/15/28	450	433,069
1.25%, 09/01/30	200	179,640
Equifax, Inc., 2.35%, 09/15/31	30	27,561
Mastercard, Inc.
3.95%, 02/26/48	25	27,385

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc. (continued)
3.65%, 06/01/49	$10	$10,593
3.85%, 03/26/50	20	21,739
2.95%, 03/15/51	85	79,805
Moody’s Corp., 2.55%, 08/18/60	10	7,512
PayPal Holdings, Inc., 3.25%, 06/01/50	50	46,870
S&P Global, Inc., 2.30%, 08/15/60	125	93,877
Visa, Inc., 3.65%, 09/15/47	48	50,923

		1,004,894

Diversified Financial Services — 8.3%
Ally Financial, Inc., 8.00%, 11/01/31	25	32,931
Bank of America Corp.
4.45%, 03/03/26	50	53,276
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	100	103,272
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	25	27,739
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	50	53,648
(SOFR + 0.96%), 1.73%, 07/22/27(b)	255	243,413
(SOFR + 1.15%), 1.32%, 06/19/26(b)	250	238,870
(SOFR + 1.32%), 2.69%, 04/22/32(b)	235	226,013
(SOFR + 1.65%), 3.48%, 03/13/52(b)	25	24,205
(SOFR + 1.93%), 2.68%, 06/19/41(b)	140	122,932
Bank of Nova Scotia
0.65%, 07/31/24	180	173,684
1.05%, 03/02/26	400	379,507
2.70%, 08/03/26	75	75,729
Citigroup, Inc.
3.70%, 01/12/26	50	52,259
4.45%, 09/29/27	75	80,102
8.13%, 07/15/39	25	39,109
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	50	52,213
(SOFR + 0.69%), 0.78%, 10/30/24(b)	100	97,750
(SOFR + 0.77%), 1.46%, 06/09/27(b)	255	241,104
(SOFR + 2.84%), 3.11%, 04/08/26(b)	115	116,506
Clorox Co., 1.80%, 05/15/30	150	138,018
FactSet Research Systems, Inc., 3.45%, 03/01/32(d)	40	40,187
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25	26,262
3.75%, 02/25/26	25	26,013
2.60%, 02/07/30	100	95,976
6.25%, 02/01/41	25	32,788
4.80%, 07/08/44	10	11,435
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	50	51,892
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	50	53,004
(SOFR + 0.61%), 0.86%, 02/12/26(b)	62	59,224
(SOFR + 0.80%), 1.43%, 03/09/27(b)	100	94,470
(SOFR + 1.25%), 2.38%, 07/21/32(b)	350	324,438
(SOFR + 1.26%), 2.65%, 10/21/32(b)	60	56,898
(SOFR + 1.47%), 2.91%, 07/21/42(b)	135	119,871
Intercontinental Exchange, Inc., 2.65%, 09/15/40	50	44,196
John Deere Capital Corp., 2.60%, 03/07/24	25	25,434
JPMorgan Chase & Co.
3.88%, 09/10/24	70	72,593
4.95%, 06/01/45	10	11,980
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(b)	200	209,239
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	100	103,405
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	25	27,386
(SOFR + 0.61%), 1.56%, 12/10/25(b)	60	58,498
(SOFR + 1.51%), 2.53%, 11/19/41(b)	100	86,211

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(Update Replacements.xls: TSFR3M + 0.70%), 1.04%, 02/04/27(b)	$115	$107,604
Lloyds Banking Group PLC
4.45%, 05/08/25	200	210,515
3.75%, 01/11/27	200	207,533
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/23	200	202,041
3.78%, 03/02/25	100	104,008
Mizuho Financial Group, Inc., (1 year CMT + 0.75%), 1.55%, 07/09/27(b)	200	189,193
Morgan Stanley
5.00%, 11/24/25	50	54,039
3.88%, 01/27/26	75	78,258
6.38%, 07/24/42	25	34,096
4.38%, 01/22/47	15	16,569
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	100	104,724
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	75	80,911
(SOFR + 0.53%), 0.79%, 05/30/25(b)	50	48,211
(SOFR + 0.86%), 1.51%, 07/20/27(b)	65	61,578
(SOFR + 1.03%), 1.79%, 02/13/32(b)	140	124,965
(SOFR + 1.18%), 2.24%, 07/21/32(b)	120	110,479
(SOFR + 1.36%), 2.48%, 09/16/36(b)	85	77,192
(SOFR + 1.43%), 2.80%, 01/25/52(b)	25	21,728
(SOFR + 4.84%), 5.60%, 03/24/51(b)	14	18,657

		6,055,981

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.55%, 09/15/55	41	37,178
3.80%, 12/01/57	45	42,219
3.65%, 09/15/59	3	2,721
British Telecommunications PLC, 5.13%, 12/04/28	200	215,316
Deutsche Telekom International Finance BV
8.75%, 06/15/30	10	13,841
9.25%, 06/01/32	25	37,588
Koninklijke KPN NV, 8.38%, 10/01/30	50	67,289
Verizon Communications, Inc.
4.33%, 09/21/28	51	55,533
2.65%, 11/20/40	25	21,693
4.75%, 11/01/41	40	44,780
2.88%, 11/20/50	100	85,463

		623,621

Electric Utilities — 1.0%
Avangrid, Inc.
3.15%, 12/01/24	50	50,935
3.80%, 06/01/29	100	104,520
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	50	51,350
Series A, 4.13%, 05/15/49	30	31,122
Series C, 3.00%, 12/01/60	25	20,600
Eversource Energy
3.45%, 01/15/50	50	46,855
Series R, 1.65%, 08/15/30	30	26,610
Exelon Corp.
4.05%, 04/15/30	75	79,587
5.10%, 06/15/45	25	28,857
ITC Holdings Corp., 3.25%, 06/30/26	150	154,195
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	50	50,250

Security	Par (000)	Value

Electric Utilities (continued)
PECO Energy Co., 3.00%, 09/15/49	$25	$23,025
San Diego Gas & Electric Co.
6.00%, 06/01/39	25	31,417
4.15%, 05/15/48	15	16,015
Series UUU, 3.32%, 04/15/50	10	9,432

		724,770

Electrical Equipment — 0.5%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	340	350,393

Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc., 4.88%, 12/01/22	40	40,949
Keysight Technologies, Inc., 3.00%, 10/30/29	200	200,262
Xerox Holdings Corp., 5.50%, 08/15/28(a)	25	24,937

		266,148

Equity Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	17,146
Crown Castle International Corp., 3.70%, 06/15/26	50	51,617
Equinix, Inc., 2.90%, 11/18/26	10	10,091
Essex Portfolio LP, 1.70%, 03/01/28	40	37,659
Iron Mountain, Inc., 4.50%, 02/15/31(a)	40	37,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 02/15/29(a)	50	50,250
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	75	76,379
Simon Property Group LP
3.25%, 11/30/26	50	51,422
3.80%, 07/15/50	50	50,464
Starwood Property Trust, Inc., 4.75%, 03/15/25	200	202,080
Weyerhaeuser Co., 4.00%, 04/15/30	110	116,923

		701,431

Food & Staples Retailing — 0.1%
Campbell Soup Co., 4.80%, 03/15/48	20	22,476
Kellogg Co., 3.25%, 04/01/26	50	51,313

		73,789

Food Products — 0.1%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	100	103,931

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc., 3.50%, 08/15/46	10	9,612
DH Europe Finance II Sarl, 3.40%, 11/15/49	15	14,700
PerkinElmer, Inc.
0.55%, 09/15/23	140	137,590
0.85%, 09/15/24	140	135,067
1.90%, 09/15/28	145	135,958
2.25%, 09/15/31	55	50,314

		483,241

Health Care Providers & Services — 1.1%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	8,985
AmerisourceBergen Corp.
2.70%, 03/15/31	13	12,524
4.30%, 12/15/47	8	8,431
Anthem, Inc., 2.38%, 01/15/25	25	25,092
Baylor Scott & White Holdings, 2.84%, 11/15/50	4	3,576
Beth Israel Lahey Health, Inc., 3.08%, 07/01/51	7	6,269
Cardinal Health, Inc., 3.50%, 11/15/24	100	102,760
DaVita, Inc., 3.75%, 02/15/31(a)	15	13,706
HCA, Inc.
5.25%, 06/15/26	5	5,414

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.50%, 06/15/47	$123	$143,899
5.25%, 06/15/49	40	45,501
3.50%, 07/15/51	150	133,362
Kaiser Foundation Hospitals, 3.00%, 06/01/51	7	6,489
ModivCare, Inc., 5.88%, 11/15/25(a)	100	100,379
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	50	49,125
UnitedHealth Group, Inc.
4.45%, 12/15/48	45	51,764
3.13%, 05/15/60	50	45,159
WakeMed, 3.29%, 10/01/52	6	5,728

		768,163

Health Care Technology — 0.5%
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29(a)	25	23,156
Laboratory Corp. of America Holdings
2.95%, 12/01/29	75	74,455
2.70%, 06/01/31	265	253,908
4.70%, 02/01/45	10	11,019

		362,538

Hotels, Restaurants & Leisure — 0.0%
Yum! Brands, Inc., 4.63%, 01/31/32	25	24,500

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	75	70,594
NVR, Inc., 3.00%, 05/15/30	190	188,764

		259,358

Insurance — 2.2%
Aflac, Inc., 4.75%, 01/15/49	100	119,826
Athene Holding Ltd., 4.13%, 01/12/28	50	52,545
AXA SA, 8.60%, 12/15/30	205	276,460
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23	50	50,781
3.50%, 03/10/25	50	51,789
4.38%, 03/15/29	150	163,600
4.75%, 03/15/39	30	34,379
4.20%, 03/01/48	220	239,478
4.90%, 03/15/49	50	59,841
2.90%, 12/15/51	100	87,785
MetLife, Inc., Series D, 4.37%, 09/15/23	70	72,468
Principal Financial Group, Inc., 3.70%, 05/15/29	50	53,224
Progressive Corp., 3.95%, 03/26/50	70	75,634
Prudential PLC, 3.13%, 04/14/30	200	202,745
Travelers Cos., Inc., 3.75%, 05/15/46	25	25,924
Willis North America, Inc., 3.88%, 09/15/49	25	24,469

		1,590,948

Interactive Media & Services — 0.3%
Alphabet, Inc.
2.00%, 08/15/26	75	75,094
1.90%, 08/15/40	100	83,845
2.05%, 08/15/50	30	24,209

		183,148

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
2.10%, 05/12/31	50	48,134
2.88%, 05/12/41	20	19,091
3.10%, 05/12/51	20	19,332

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc. (continued)
3.25%, 05/12/61	$20	$19,034
Genuine Parts Co.
1.75%, 02/01/25	55	54,065
2.75%, 02/01/32	30	28,707

		188,363

Internet Software & Services — 0.1%
VeriSign, Inc., 2.70%, 06/15/31	55	51,041

IT Services — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	5	4,894
Fiserv, Inc., 3.50%, 07/01/29	25	25,331
Gartner, Inc., 4.50%, 07/01/28(a)	150	151,955
International Business Machines Corp., 5.60%, 11/30/39	50	62,542
Verisk Analytics, Inc.
4.13%, 09/12/22	25	25,400
4.13%, 03/15/29	100	106,632
3.63%, 05/15/50	30	28,991

		405,745

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.
2.75%, 09/15/29	100	98,405
2.30%, 03/12/31	360	336,528

		434,933

Machinery — 0.3%
IDEX Corp.
3.00%, 05/01/30	50	49,293
2.63%, 06/15/31	152	144,846
Snap-on, Inc., 4.10%, 03/01/48	15	16,561

		210,700

Media — 0.7%
Comcast Corp.
4.05%, 11/01/52	47	49,290
2.99%, 11/01/63(a)	53	44,127
FactSet Research Systems, Inc., 2.90%, 03/01/27(d)	80	80,550
TEGNA, Inc.
4.75%, 03/15/26(a)	15	15,100
5.00%, 09/15/29	100	99,725
Walt Disney Co., 2.20%, 01/13/28	200	195,918

		484,710

Metals & Mining — 0.4%
Newmont Corp., 5.45%, 06/09/44	25	30,424
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	200	185,427
Steel Dynamics, Inc., 3.45%, 04/15/30	100	101,475

		317,326

Multiline Retail — 0.0%
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	25	27,064

Multi-Utilities — 0.1%
Atmos Energy Corp.
4.13%, 10/15/44	15	15,618
4.13%, 03/15/49	20	21,688
Southern California Gas Co., Series UU,
4.13%, 06/01/48	30	31,862

		69,168

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc., 2.75%, 06/01/50	$50	$45,075
Lam Research Corp., 3.75%, 03/15/26	100	105,764

		150,839

Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.
4.88%, 11/15/27	70	71,925
5.10%, 09/01/40	25	25,003
CGG SA, 8.75%, 04/01/27(a)	100	97,500
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	90	98,142
3.70%, 11/15/29	135	137,535
Cheniere Energy, Inc., 4.63%, 10/15/28	75	76,624
Chevron Corp., 3.08%, 05/11/50	20	19,250
CNX Resources Corp., 7.25%, 03/14/27(a)	25	26,409
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(a)	25	25,197
Exxon Mobil Corp., 3.45%, 04/15/51	20	19,767
MPLX LP
4.70%, 04/15/48	20	20,664
5.50%, 02/15/49	40	45,632
4.90%, 04/15/58	15	15,379
ONEOK, Inc.
4.45%, 09/01/49	40	39,233
7.15%, 01/15/51	30	39,692
Ovintiv Exploration, Inc., 5.38%, 01/01/26	100	107,957
Southwestern Energy Co.
8.38%, 09/15/28	15	16,369
4.75%, 02/01/32	25	24,861
TotalEnergies Capital International SA, 3.39%, 06/29/60	10	9,260
Western Midstream Operating LP, 4.55%, 02/01/30	70	71,999

		988,398

Personal Products — 0.0%
Procter & Gamble Co., 3.60%, 03/25/50	30	32,993

Pharmaceuticals — 0.7%
AstraZeneca PLC, 3.38%, 11/16/25	50	52,043
Bausch Health Cos., Inc., 7.25%, 05/30/29(a)	75	65,622
CVS Health Corp., 4.78%, 03/25/38	50	55,913
Merck & Co., Inc., 3.60%, 09/15/42	50	51,516
Novartis Capital Corp., 2.75%, 08/14/50	150	136,549
Zoetis, Inc.
3.25%, 02/01/23	70	70,677
3.00%, 05/15/50	100	91,599

		523,919

Producer Durables: Miscellaneous — 0.0%
salesforce.com, Inc.
1.50%, 07/15/28	10	9,428
2.90%, 07/15/51	10	9,068

		18,496

Real Estate Management & Development — 0.9%
CBRE Services, Inc.
4.88%, 03/01/26	30	32,522
2.50%, 04/01/31	620	587,094

		619,616

Road & Rail — 0.0%
CSX Corp., 4.50%, 03/15/49	25	28,190

Semiconductors & Semiconductor Equipment — 0.9%
Hubbell, Inc., 3.50%, 02/15/28	35	36,352

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc., 3.45%, 06/15/27	$50	$52,271
NVIDIA Corp.
3.20%, 09/16/26	100	104,277
2.85%, 04/01/30	25	25,309
3.50%, 04/01/50	160	164,780
ON Semiconductor Corp., 3.88%, 09/01/28(a)	100	99,125
Qorvo, Inc., 1.75%, 12/15/24(a)	70	67,825
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	50	48,625
Texas Instruments, Inc.
1.75%, 05/04/30	35	32,986
2.70%, 09/15/51	40	36,234

		667,784

Software — 1.7%
Electronic Arts, Inc., 2.95%, 02/15/51	20	17,216
Intuit, Inc., 1.65%, 07/15/30	700	643,052
Microsoft Corp.
2.53%, 06/01/50	25	22,183
2.92%, 03/17/52	50	47,741
2.68%, 06/01/60	50	44,078
Oracle Corp., 3.95%, 03/25/51	100	91,604
Roper Technologies, Inc., 2.95%, 09/15/29	25	24,694
ServiceNow, Inc., 1.40%, 09/01/30	380	336,061

		1,226,629

Technology Hardware, Storage & Peripherals — 2.2%
Adobe, Inc.
2.15%, 02/01/27	870	865,617
2.30%, 02/01/30	75	72,899
Apple, Inc.
2.70%, 08/05/51	40	35,839
2.85%, 08/05/61	20	17,769
Dell International LLC/EMC Corp.
5.45%, 06/15/23	7	7,286
8.10%, 07/15/36	11	15,232
3.38%, 12/15/41(a)	5	4,384
8.35%, 07/15/46	35	53,077
3.45%, 12/15/51(a)	5	4,234
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	50,729
HP, Inc.
1.45%, 06/17/26	95	90,078
3.40%, 06/17/30	100	100,974
2.65%, 06/17/31	222	208,381
6.00%, 09/15/41	16	19,114
Seagate HDD Cayman, 5.75%, 12/01/34	25	26,106

		1,571,719

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
2.75%, 03/27/27	100	102,661
3.25%, 03/27/40	100	100,132
3.38%, 11/01/46	50	50,706

		253,499

Transportation Infrastructure — 0.1%
United Parcel Service, Inc., 5.30%, 04/01/50	70	93,998

Utilities — 0.0%
Veolia Environnement SA, 6.75%, 06/01/38	25	33,872

Wireless Telecommunication Services — 0.3%
American Tower Corp., 4.00%, 06/01/25	100	104,115

5

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Crown Castle International Corp.
1.35%, 07/15/25	$55	$52,761
4.15%, 07/01/50	20	20,030
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	5	4,634

		181,540

Total Corporate Bonds — 41.2% (Cost: $31,503,250)		29,932,246

Foreign Agency Obligations

Hungary — 0.1%
Hungary Government International Bond, 5.75%, 11/22/23	50	52,699

Mexico — 0.1%
Mexico Government International Bond, 5.55%, 01/21/45	80	87,280

Panama — 0.0%
Panama Government International Bond, 9.38%, 04/01/29	25	34,088

Uruguay — 0.2%
Uruguay Government International Bond
4.38%, 10/27/27	25	27,051
4.38%, 01/23/31	50	55,041
4.98%, 04/20/55	30	35,396

		117,488

Total Foreign Agency Obligations — 0.4% (Cost: $301,203)		291,555

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, Refunding RB, 3.13%, 04/01/55	35	33,465
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	18,584
Regents of the University of California Medical Center
Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	36,498
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	15	17,613
State of California, GO, BAB, 7.30%, 10/01/39	50	73,870

		180,030

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	15	20,420

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, 2nd Lien, 3.24%, 01/01/42	10	9,626

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.13%, 06/15/42	25	25,922
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	15,004

		40,926

Security	Par (000)	Value

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, 3.20%, 01/15/51	$20	$19,932

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	53,433

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	9,523

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	20	17,995

Total Municipal Bonds — 0.5% (Cost: $363,912)		351,885

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a)(b) — 2.0%
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.59%, 04/25/31	73	73,295
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.49%, 08/25/31	75	74,683
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.29%, 06/25/39	38	37,992
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.19%, 07/25/39	5	5,269
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.29%, 09/25/39	43	43,027
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.19%, 01/25/40	223	222,921
Fannie Mae Connecticut Avenue Securities, Series 2021- R02, Class 2M1, (30 day SOFR + 0.90%), 0.95%, 11/25/41	133	131,484
Freddie Mac STACR REMIC Trust
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.29%, 03/25/50	171	171,635
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 0.80%, 10/25/33	168	167,125
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 2.15%, 10/25/33	170	169,788
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.70%, 01/25/34	180	176,839
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 0.75%, 12/25/33	86	85,818
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 0.85%, 08/25/33	89	89,202

		1,449,078

Commercial Mortgage-Backed Securities — 0.4%
JPMDB Commercial Mortgage Securities Trust 2020- COR7, Series 2020-COR7, Class A5, 2.18%, 05/13/53	200	189,080
Wells Fargo Commercial Mortgage Trust, Series 2015- C31, Class A5, 3.70%, 11/15/48	45	46,514

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 06/15/46	$62	$63,029
Series 2013-C15, Class A4, 4.15%, 08/15/46(b)	20	20,279

		318,902

Total Non-Agency Mortgage-Backed Securities — 2.4% (Cost: $1,799,363)		1,767,980

Preferred Securities

Capital Trust — 0.3%

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00%, 03/28/73(a)(b)	200	205,000

Total Preferred Securities — 0.3% (Cost: $210,365)		205,000

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(b) — 1.2%
Fannie Mae Connecticut Avenue Securities, Series 2017- C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.69%, 05/25/30	354	357,890
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.89%, 01/25/50	101	101,062
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.34%, 09/25/50	170	170,749
Freddie Mac STACR Trust, Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.84%, 01/25/49(a)	254	256,160

		885,861

Mortgage-Backed Securities — 30.9%
Fannie Mae, Series 2018-M4, Class A2, 3.06%, 03/25/28(b)	232	244,744
Federal National Mortgage Association, 1.50%, 03/01/37	82	80,125
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/29 - 06/01/47	317	325,306
3.50%, 03/01/46 - 06/01/49	309	323,815
4.00%, 02/01/47 - 01/01/48	74	78,703
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	112,192
Freddie Mac STACR REMIC Trust(a)(b)
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.70%, 01/25/51	27	26,730
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.75%, 08/25/33	82	81,888
Ginnie Mae Mortgage-Backed Securities(e)
3.00%, 05/20/45 - 03/21/52	2,417	2,462,912
3.50%, 09/20/45 - 08/20/50	1,214	1,267,704
4.00%, 03/20/46 - 03/21/52	445	465,428
2.50%, 12/20/46 - 03/21/52	2,262	2,264,560
4.50%, 07/20/47 - 03/21/52	158	166,008
2.00%, 10/20/51 - 03/21/52	1,095	1,070,901
1.50%, 03/21/52	75	70,310
5.00%, 03/21/52	150	158,689

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 05/01/51(e)	$1,033	$1,054,434
2.50%, 04/01/32 - 11/25/51(e)	2,909	2,888,171
4.00%, 05/01/33 - 03/14/52(e)	885	931,001
3.50%, 02/01/34 - 06/01/49(e)	531	553,778
2.00%, 12/01/35 - 04/13/52(e)	6,006	5,805,655
1.50%, 02/01/37 - 04/13/52(d)(e)	1,382	1,312,693
5.00%, 03/01/41	224	248,316
4.50%, 02/01/48 - 03/11/51(e)	397	422,287

		22,416,350

Total U.S. Government Sponsored Agency Securities — 32.1% (Cost: $23,688,270)		23,302,211

U.S. Treasury Obligations
U.S. Treasury Bonds
3.63%, 02/15/44	600	737,109
3.38%, 11/15/48	625	771,729
2.88%, 05/15/49	275	312,437
1.25%, 05/15/50	150	119,660
U.S. Treasury Notes
7.25%, 08/15/22	2,600	2,678,812
6.25%, 08/15/23	500	535,938
2.00%, 06/30/24	1,200	1,212,609
2.38%, 08/15/24	200	203,828
7.50%, 11/15/24	200	231,664
6.00%, 02/15/26	100	116,602
0.63%, 05/15/30	500	454,375

Total U.S. Treasury Obligations — 10.1% (Cost: $7,221,511)		7,374,763

Total Long-Term Investments — 90.1% (Cost: $67,406,627)		65,513,619

	Shares

Short-Term Securities

Money Market Funds — 20.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	14,865,150	14,865,150

Total Short-Term Securities — 20.4% (Cost: $14,865,150)		14,865,150

Total Investments Before TBA Sale Commitments — 110.5% (Cost: $82,271,777)		80,378,769

	Par (000)

TBA Sale Commitments(e)

Mortgage-Backed Securities — (2.6)%
Uniform Mortgage-Backed Securities
1.50%, 03/17/37 - 03/14/52	$(250)	(234,144)
2.00%, 03/14/52	(250)	(239,805)
2.50%, 11/25/51	(225)	(221,985)
3.00%, 03/17/37 - 04/13/52	(877)	(886,582)

7

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 03/14/52	$(19)	$(19,567)
4.00%, 03/14/52	(175)	(182,711)
5.00%, 03/14/52	(119)	(128,348)

Total TBA Sale Commitments — (2.6)% (Proceeds: $(1,908,146))		(1,913,142)

Total Investments, Net of TBA Sale Commitments — 107.9% (Cost: $80,363,631)		78,465,627
Liabilities in Excess of Other Assets — (7.9)%		(5,770,318)

Net Assets — 100.0%		$72,695,309

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,227,532	$9,637,618	(a)	$—	$—	$—	$14,865,150	14,865,150	$344	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	23	03/08/22	$4,308	$(11,829)
10-Year Australian Treasury Bonds	33	03/15/22	3,224	(67,881)
10-Year Canadian Bond	3	06/21/22	323	997
U.S. Long Bond	25	06/21/22	3,926	57,790
Ultra U.S. Treasury Bond	10	06/21/22	1,868	18,326
5-Year U.S. Treasury Note	78	06/30/22	9,225	49,442

				46,845

Short Contracts
Euro BTP	1	03/08/22	158	(1,257)
Euro OAT	2	03/08/22	355	1,217
10-Year U.S. Treasury Note	25	06/21/22	3,186	(24,761)
10-Year U.S. Ultra Long Treasury Note	8	06/21/22	1,132	(12,333)
Long Gilt	25	06/28/22	4,128	(15,200)
2-Year U.S. Treasury Note	10	06/30/22	2,151	(3,424)

				(55,758)

				$(8,913)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	237,036	USD	170,223	Morgan Stanley & Co. International PLC	03/16/22	$1,969
USD	11,318	EUR	10,000	Bank of America N.A.	03/16/22	99
USD	22,633	EUR	20,000	Bank of America N.A.	03/16/22	195
USD	11,266	EUR	10,000	Barclays Bank PLC	03/16/22	47
USD	22,802	EUR	20,000	Barclays Bank PLC	03/16/22	364
USD	11,330	EUR	10,000	BNP Paribas SA	03/16/22	111
USD	11,316	EUR	10,000	Deutsche Bank AG	03/16/22	98
USD	11,336	EUR	10,000	Deutsche Bank AG	03/16/22	117
USD	11,383	EUR	10,000	Deutsche Bank AG	03/16/22	164
USD	22,810	EUR	20,000	Deutsche Bank AG	03/16/22	373
USD	11,377	EUR	10,000	JPMorgan Chase Bank N.A.	03/16/22	158
USD	11,328	EUR	10,000	Morgan Stanley & Co. International PLC	03/16/22	109
USD	11,339	EUR	10,000	Morgan Stanley & Co. International PLC	03/16/22	120
USD	11,340	EUR	10,000	Morgan Stanley & Co. International PLC	03/16/22	121
USD	11,362	EUR	10,000	Morgan Stanley & Co. International PLC	03/16/22	143
USD	57,233	EUR	50,000	Morgan Stanley & Co. International PLC	03/16/22	1,139
USD	68,872	EUR	60,000	Morgan Stanley & Co. International PLC	03/16/22	1,559
USD	5,130	HKD	40,000	JPMorgan Chase Bank N.A.	03/16/22	12
USD	5,467	SEK	50,000	Citibank N.A.	03/16/22	186
USD	8,778	SEK	80,000	Citibank N.A.	03/16/22	330
USD	7,428	SGD	10,000	Societe Generale	03/16/22	53
USD	7,439	SGD	10,000	Societe Generale	03/16/22	63

						7,530

EUR	130,623	USD	149,250	Barclays Bank PLC	03/16/22	(2,707)
EUR	135,417	USD	153,229	Deutsche Bank AG	03/16/22	(1,308)
USD	21,764	AUD	30,000	Bank of America N.A.	03/16/22	(29)
USD	7,115	AUD	10,000	Citibank N.A.	03/16/22	(149)
USD	28,501	AUD	40,000	Deutsche Bank AG	03/16/22	(557)
USD	43,078	AUD	60,000	Deutsche Bank AG	03/16/22	(508)
USD	14,347	AUD	20,000	JPMorgan Chase Bank N.A.	03/16/22	(182)
USD	14,365	AUD	20,000	JPMorgan Chase Bank N.A.	03/16/22	(164)
USD	14,432	AUD	20,000	JPMorgan Chase Bank N.A.	03/16/22	(97)
USD	21,730	AUD	30,000	JPMorgan Chase Bank N.A.	03/16/22	(63)
USD	28,624	AUD	40,000	JPMorgan Chase Bank N.A.	03/16/22	(433)
USD	6,973	AUD	10,000	Morgan Stanley & Co. International PLC	03/16/22	(292)
USD	7,172	AUD	10,000	Morgan Stanley & Co. International PLC	03/16/22	(92)
USD	7,203	AUD	10,000	Morgan Stanley & Co. International PLC	03/16/22	(62)
USD	70,608	CAD	90,000	Bank of America N.A.	03/16/22	(402)
USD	26,496	GBP	20,000	Bank of America N.A.	03/16/22	(337)
USD	39,792	GBP	30,000	Deutsche Bank AG	03/16/22	(457)
USD	36,551	SGD	50,000	JPMorgan Chase Bank N.A.	03/16/22	(327)
USD	7,357	SGD	10,000	Societe Generale	03/16/22	(18)
USD	7,374	SGD	10,000	Societe Generale	03/16/22	(1)

						(8,185)

						$(655)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 0.08%	Annual	0.62%	Annual	N/A	11/24/23	USD 6,270	$(64,964)	$ 201	$ (65,165)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.28%)	Annual	03/08/22(a)	03/08/24	EUR 5,770	(41,083)	(3,176)	(37,907)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.27%)	Annual	03/08/22(a)	03/08/24	EUR 6,343	(42,860)	292	(43,152)
1-Day SONIA, 0.45%	Annual	1.09%	Annual	03/08/22(a)	03/08/24	GBP 11,770	(157,184)	(744)	(156,440)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.06%)	Annual	03/16/22(a)	03/16/25	EUR 1,720	(18,920)	120	(19,040)
1-Day SOFR, 0.08%	Annual	0.94%	Annual	03/16/22(a)	03/16/25	USD 630	(11,086)	(661)	(10,425)
1.06%	Annual	1-Day SONIA, 0.45%	Annual	03/16/22(a)	03/16/25	GBP 1,770	39,323	(2,967)	42,290
3-Month BBSW, 3.92%	Quarterly	1.53%	Quarterly	03/16/22(a)	03/16/25	AUD 1,380	(8,563)	9	(8,572)

9

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		3-Month Canada Bank
1.90%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/25	CAD	2,010	$11,038	$(1,354)	$12,392
1.15%	Annual	1-Day SOFR, 0.08%	Annual	N/A	11/24/26	USD	2,780	44,949	4,235	40,714
(0.04%)	Annual	6-Month EURIBOR, (0.49%)	Semi-Annual	03/08/22(a)	03/08/27	EUR	2,340	65,030	5,489	59,541
(0.03%)	Annual	6-Month EURIBOR, (0.49%)	Semi-Annual	03/08/22(a)	03/08/27	EUR	10,085	276,859	(1,777)	278,636
0.43%	Annual	6-Month EURIBOR, (0.49%)	Semi-Annual	03/08/22(a)	03/08/27	EUR	2,025	3,221	14,990	(11,769)
1.08%	Annual	1-Day SONIA, 0.45%	Annual	03/08/22(a)	03/08/27	GBP	7,970	233,476	14,083	219,393
1.82%	Annual	1-Day SONIA, 0.45%	Annual	03/08/22(a)	03/08/27	GBP	1,760	(32,332)	(17,843)	(14,489)
7.37%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	730	706	—	706
7.46%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,220	957	1	956
7.47%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,320	1,009	1	1,008
7.49%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	800	578	—	578
7.51%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,140	766	—	766
7.61%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,280	613	1	612
7.79%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,040	104	—	104
7.83%	Monthly	1-Month MXIBOR, 6.24%	Monthly	03/16/22(a)	03/10/27	MXN	1,010	19	—	19
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.10%)	Annual	03/16/22(a)	03/16/27	EUR	60	(1,918)	1	(1,919)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.10%)	Annual	03/16/22(a)	03/16/27	EUR	130	(4,102)	2	(4,104)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.10%)	Annual	03/16/22(a)	03/16/27	EUR	100	(3,172)	1	(3,173)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.09%)	Annual	03/16/22(a)	03/16/27	EUR	30	(942)	—	(942)
6-Month EURIBOR, (0.49%)	Semi-Annual	(0.09%)	Annual	03/16/22(a)	03/16/27	EUR	60	(1,865)	(23)	(1,842)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.06%	Annual	03/16/22(a)	03/16/27	EUR	250	(5,685)	3	(5,688)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.07%	Annual	03/16/22(a)	03/16/27	EUR	240	(5,384)	3	(5,387)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.10%	Annual	03/16/22(a)	03/16/27	EUR	90	(1,863)	1	(1,864)
3-Month STIBOR, (0.07%)	Quarterly	0.59%	Annual	03/16/22(a)	03/16/27	SEK	1,200	(3,605)	2	(3,607)
3-Month STIBOR, (0.07%)	Quarterly	0.59%	Annual	03/16/22(a)	03/16/27	SEK	850	(2,523)	1	(2,524)
3-Month STIBOR, (0.07%)	Quarterly	0.60%	Annual	03/16/22(a)	03/16/27	SEK	770	(2,242)	1	(2,243)
3-Month STIBOR, (0.07%)	Quarterly	0.61%	Annual	03/16/22(a)	03/16/27	SEK	950	(2,742)	1	(2,743)
3-Month STIBOR, (0.07%)	Quarterly	0.62%	Annual	03/16/22(a)	03/16/27	SEK	970	(2,747)	130	(2,877)
3-Month STIBOR, (0.07%)	Quarterly	0.62%	Annual	03/16/22(a)	03/16/27	SEK	380	(1,081)	—	(1,081)
3-Month STIBOR, (0.07%)	Quarterly	0.62%	Annual	03/16/22(a)	03/16/27	SEK	610	(1,722)	1	(1,723)
3-Month STIBOR, (0.07%)	Quarterly	0.63%	Annual	03/16/22(a)	03/16/27	SEK	400	(1,101)	28	(1,129)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.65%	Annual	03/16/22(a)	03/16/27	EUR	30	303	—	303
3-Month STIBOR, (0.07%)	Quarterly	0.68%	Annual	03/16/22(a)	03/16/27	SEK	570	(1,420)	1	(1,421)
3-Month STIBOR, (0.07%)	Quarterly	0.68%	Annual	03/16/22(a)	03/16/27	SEK	500	(1,251)	16	(1,267)
3-Month STIBOR, (0.07%)	Quarterly	0.70%	Annual	03/16/22(a)	03/16/27	SEK	680	(1,638)	1	(1,639)
3-Month STIBOR, (0.07%)	Quarterly	0.71%	Annual	03/16/22(a)	03/16/27	SEK	450	(1,063)	1	(1,064)
3-Month STIBOR, (0.07%)	Quarterly	0.72%	Annual	03/16/22(a)	03/16/27	SEK	330	(764)	12	(776)
3-Month STIBOR, (0.07%)	Quarterly	0.75%	Annual	03/16/22(a)	03/16/27	SEK	610	(1,319)	1	(1,320)
3-Month STIBOR, (0.07%)	Quarterly	0.78%	Annual	03/16/22(a)	03/16/27	SEK	680	(1,346)	1	(1,347)
3-Month STIBOR, (0.07%)	Quarterly	0.81%	Annual	03/16/22(a)	03/16/27	SEK	810	(1,486)	1	(1,487)
3-Month STIBOR, (0.07%)	Quarterly	0.85%	Annual	03/16/22(a)	03/16/27	SEK	620	(1,018)	1	(1,019)
3-Month STIBOR, (0.07%)	Quarterly	0.88%	Annual	03/16/22(a)	03/16/27	SEK	850	(1,273)	1	(1,274)
3-Month STIBOR, (0.07%)	Quarterly	0.89%	Annual	03/16/22(a)	03/16/27	SEK	450	(632)	(147)	(485)
3-Month STIBOR, (0.07%)	Quarterly	0.91%	Annual	03/16/22(a)	03/16/27	SEK	420	(558)	—	(558)
3-Month STIBOR, (0.07%)	Quarterly	0.95%	Annual	03/16/22(a)	03/16/27	SEK	380	(414)	(19)	(395)
1.01%	Annual	1-Day SONIA, 0.45%	Annual	03/16/22(a)	03/16/27	GBP	50	1,694	1	1,693
1.08%	Annual	1-Day SONIA, 0.45%	Annual	03/16/22(a)	03/16/27	GBP	50	1,469	1	1,468
3-Month STIBOR, (0.07%)	Quarterly	1.13%	Annual	03/16/22(a)	03/16/27	SEK	850	(138)	1	(139)
3-Month STIBOR, (0.07%)	Quarterly	1.18%	Annual	03/16/22(a)	03/16/27	SEK	680	54	1	53
3-Month STIBOR, (0.07%)	Quarterly	1.18%	Annual	03/16/22(a)	03/16/27	SEK	680	68	1	67
1.21%	Annual	1-Day SONIA, 0.45%	Annual	03/16/22(a)	03/16/27	GBP	30	623	—	623
3-Month STIBOR, (0.07%)	Quarterly	1.21%	Annual	03/16/22(a)	03/16/27	SEK	640	138	35	103
1-Day SORA, 0.33%	Semi-Annual	1.31%	Semi-Annual	03/16/22(a)	03/16/27	SGD	40	(477)	—	(477)
1-Day SORA, 0.33%	Semi-Annual	1.31%	Semi-Annual	03/16/22(a)	03/16/27	SGD	140	(1,689)	1	(1,690)
1-Day SORA, 0.33%	Semi-Annual	1.31%	Semi-Annual	03/16/22(a)	03/16/27	SGD	120	(1,469)	1	(1,470)
		3-Month Canada Bank
1.42%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	130	3,737	1	3,736
		3-Month Canada Bank
1.43%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	210	5,914	2	5,912

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		3-Month Canada Bank
1.44%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	210	$5,871	$2	$5,869
3-Month HIBOR, 0.44%	Quarterly	1.44%	Quarterly	03/16/22(a)	03/16/27	HKD	340	(716)	—	(716)
3-Month HIBOR, 0.44%	Quarterly	1.44%	Quarterly	03/16/22(a)	03/16/27	HKD	160	(337)	—	(337)
		3-Month Canada Bank
1.45%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	90	2,497	1	2,496
1-Day SORA, 0.33%	Semi-Annual	1.46%	Semi-Annual	03/16/22(a)	03/16/27	SGD	74	(492)	1	(493)
3-Month HIBOR, 0.44%	Quarterly	1.46%	Quarterly	03/16/22(a)	03/16/27	HKD	470	(931)	1	(932)
1-Day SORA, 0.33%	Semi-Annual	1.48%	Semi-Annual	03/16/22(a)	03/16/27	SGD	33	(201)	—	(201)
3-Month HIBOR, 0.44%	Quarterly	1.48%	Quarterly	03/16/22(a)	03/16/27	HKD	560	(1,048)	1	(1,049)
1-Day SORA, 0.33%	Semi-Annual	1.49%	Semi-Annual	03/16/22(a)	03/16/27	SGD	67	(372)	1	(373)
1-Day SORA, 0.33%	Semi-Annual	1.49%	Semi-Annual	03/16/22(a)	03/16/27	SGD	16	(93)	—	(93)
3-Month HIBOR, 0.44%	Quarterly	1.49%	Quarterly	03/16/22(a)	03/16/27	HKD	470	(858)	1	(859)
3-Month HIBOR, 0.44%	Quarterly	1.51%	Quarterly	03/16/22(a)	03/16/27	HKD	450	(773)	1	(774)
3-Month HIBOR, 0.44%	Quarterly	1.53%	Quarterly	03/16/22(a)	03/16/27	HKD	480	(765)	1	(766)
3-Month HIBOR, 0.44%	Quarterly	1.61%	Quarterly	03/16/22(a)	03/16/27	HKD	470	(493)	1	(494)
1.65%	Annual	1-Day SOFR, 0.08%	Annual	03/16/22(a)	03/16/27	USD	60	(183)	1	(184)
		3-Month Canada Bank
1.70%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	140	2,542	1	2,541
1.72%	Annual	1-Day SONIA, 0.45%	Annual	03/16/22(a)	03/16/27	GBP	50	(589)	1	(590)
3-Month HIBOR, 0.44%	Quarterly	1.73%	Quarterly	03/16/22(a)	03/16/27	HKD	372	(122)	—	(122)
3-Month HIBOR, 0.44%	Quarterly	1.73%	Quarterly	03/16/22(a)	03/16/27	HKD	218	(78)	—	(78)
6-Month BBSW, 0.08%	Semi-Annual	1.87%	Semi-Annual	03/16/22(a)	03/16/27	AUD	40	(450)	—	(450)
		3-Month Canada Bank
1.88%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	70	808	1	807
		3-Month Canada Bank
1.97%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	130	1,065	1	1,064
		3-Month Canada Bank
1.97%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	50	391	—	391
		3-Month Canada Bank
1.99%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	70	497	1	496
		3-Month Canada Bank
2.03%	Semi-Annual	Acceptance, 1.35%	Semi-Annual	03/16/22(a)	03/16/27	CAD	120	703	1	702
2.69%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	280	4,297	1	4,296
2.74%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	120	1,778	—	1,778
2.81%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	270	3,801	1	3,800
2.98%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	160	1,962	—	1,962
3.12%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	180	1,941	—	1,941
3.14%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	147	1,566	—	1,566
3.18%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	73	737	—	737
3.22%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	260	2,538	1	2,537
3.22%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	340	3,296	1	3,295
3.33%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	200	1,712	—	1,712
3.36%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	200	1,649	—	1,649
4.11%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	190	68	—	68
4.12%	Annual	6-Month WIBOR, 3.92%	Semi-Annual	03/16/22(a)	03/16/27	PLN	130	20	—	20
3-Month JIBAR, 4.22%	Quarterly	6.76%	Quarterly	03/16/22(a)	03/16/27	ZAR	490	68	—	68
1.51%	Annual	1-Day SOFR, 0.08%	Annual	05/05/22(a)	05/05/27	USD	2,300	12,405	6,877	5,528
1.71%	Annual	1-Day SOFR, 0.08%	Annual	05/12/22(a)	05/12/27	USD	2,280	(9,951)	10,987	(20,938)
1.51%	Annual	1-Day SOFR, 0.08%	Annual	02/28/22(a)	02/28/32	USD	1,130	15,571	627	14,944
6-Month EURIBOR, (0.49%)	Semi-Annual	0.22%	Annual	03/08/22(a)	03/08/32	EUR	110	(6,906)	(159)	(6,747)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.25%	Annual	03/08/22(a)	03/08/32	EUR	8,395	(502,462)	(6,340)	(496,122)
6-Month EURIBOR, (0.49%)	Semi-Annual	0.60%	Annual	03/08/22(a)	03/08/32	EUR	1,060	(22,256)	(12,376)	(9,880)
1-Day SONIA, 0.45%	Annual	0.98%	Annual	03/08/22(a)	03/08/32	GBP	1,670	(4,223)	(375)	(3,848)
1-Day SONIA, 0.45%	Annual	1.54%	Annual	03/08/22(a)	03/08/32	GBP	905	15,498	10,217	5,281
1.30%	Annual	1-Day SOFR, 0.08%	Annual	03/09/22(a)	03/09/32	USD	1,153	38,647	3,582	35,065
1.54%	Annual	1-Day SOFR, 0.08%	Annual	04/08/22(a)	04/08/32	USD	1,330	16,673	4,258	12,415
1.62%	Annual	1-Day SOFR, 0.08%	Annual	05/05/22(a)	05/05/32	USD	1,203	16	14	2
1.67%	Annual	1-Day SOFR, 0.08%	Annual	05/06/22(a)	05/06/32	USD	1,203	1,282	7,703	(6,421)
1.78%	Annual	1-Day SOFR, 0.08%	Annual	05/12/22(a)	05/12/32	USD	1,230	(269)	279	(548)
1-Day SOFR, 0.08%	Annual	1.60%	Annual	02/28/22(a)	02/28/52	USD	430	(9,101)	659	(9,760)

11

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

0.36%	Annual	6-Month EURIBOR, (0.49%)	Semi-Annual	03/08/22	(a)	03/08/52	EUR	1,580	$201,416	$12,006	$189,410
0.38%	Annual	6-Month EURIBOR, (0.49%)	Semi-Annual	03/08/22	(a)	03/08/52	EUR	40	4,934	218	4,716
1-Day SONIA, 0.45%	Annual	0.78%	Annual	03/08/22	(a)	03/08/52	GBP	570	(90,785)	(7,500)	(83,285)
1-Day SOFR, 0.08%	Annual	1.36%	Annual	03/09/22	(a)	03/09/52	USD	433	(33,410)	(7,059)	(26,351)
1-Day SOFR, 0.08%	Annual	1.63%	Annual	04/08/22	(a)	04/08/52	USD	560	(8,244)	(3,332)	(4,912)
1-Day SOFR, 0.08%	Annual	1.66%	Annual	05/05/22	(a)	05/05/52	USD	472	(3,896)	(5,922)	2,026
1-Day SOFR, 0.08%	Annual	1.71%	Annual	05/06/22	(a)	05/06/52	USD	477	1,331	(5,183)	6,514
1-Day SOFR, 0.08%	Annual	1.78%	Annual	05/12/22	(a)	05/12/52	USD	520	9,986	(9,666)	19,652

									$(87,431)	$10,504	$(97,935)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
		Eurostat Eurozone HICP ex
2.07%	Annual	Tobacco NS	Annual	02/15/32	EUR 130	$2,695	$3	$2,692
4.49%	Monthly	UK Retail Price Index All Items	Monthly	02/15/32	GBP 150	1,271	4	1,267
2.68%	Monthly	US CPI Urban Consumers NAS	Monthly	02/24/32	USD 400	9,205	9	9,196

						$13,171	$16	$13,155

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		3-Month KRW
2.12%	Quarterly	CDC, 1.50%	Quarterly	BNP Paribas SA	03/16/22	(a)	03/16/27	KRW 84,750	$779	$—	$779

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,287,979	$—	$2,287,979
Corporate Bonds	—	29,932,246	—	29,932,246
Foreign Agency Obligations	—	291,555	—	291,555
Municipal Bonds	—	351,885	—	351,885
Non-Agency Mortgage-Backed Securities	—	1,767,980	—	1,767,980
Preferred Securities Capital Trust	—	205,000	—	205,000
U.S. Government Sponsored Agency Securities	—	23,302,211	—	23,302,211
U.S. Treasury Obligations	—	7,374,763	—	7,374,763
Short-Term Securities
Money Market Funds	14,865,150	—	—	14,865,150
Liabilities
Investments
TBA Sale Commitments	—	(1,913,142)	—	(1,913,142)

	$14,865,150	$63,600,477	$—	$78,465,627

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,530	$—	$7,530
Interest Rate Contracts	127,772	1,007,800	—	1,135,572
Other Contracts	—	13,155	—	13,155
Liabilities
Foreign Currency Exchange Contracts	—	(8,185)	—	(8,185)
Interest Rate Contracts	(136,685)	(1,104,956)	—	(1,241,641)

	$(8,913)	$(84,656)	$—	$(93,569)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

13